BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Schedule of consolidated balances with the related parties

		Balance Sheet - Assets
		12.31.21			12.31.20
	Type of	Cash and cash	Accounts	Other	Cash and cash	Accounts
Companies	transaction	equivalents	receivable	assets	equivalents	receivable	Other assets
Parent Companies
SP Telecomunicações Participações	d) / l) / p)	—	1	10,315	—	8	9,876
Telefónica Latinoamerica Holding	l)	—	—	24,879	—	—	19,188
Telefónica	l)	—	—	4,825	—	—	4,796
		—	1	40,019	—	8	33,860
Other Group companies
Telefónica International Wholesale Services Brasil	a) / d) / l) / p)	—	3,632	109	—	3,113	221
Telefónica Venezolana	k) / l)	—	8,016	2,196	—	6,852	2,196
Telefônica Digital España	g) / l)	—	114	—	—	1,151	—
Telefônica Factoring do Brasil	a) / d) / s)	—	2,187	80	—	8,919	62
Telefónica International Wholesale Services II, S.L.	a) / j) / k)	—	18,183	—	—	54,249	—
Telefônica Serviços de Ensino	a) / d)	—	36	20	—	130	24
Telefónica Moviles Argentina	j) / k)	—	6,352	—	—	5,883	—
Telefónica USA	j)	—	657	—	—	4,126	—
Telfisa Global BV	q)	66,682	—	—	47,313	—	—
Telxius Cable Brasil	a) / d) / l) / j)	—	3,915	1,221	—	4,624	223
Terra Networks Mexico	g) / h)	—	—	—	—	4,962	—
Telefónica Cyber Tech Brasil	a) / d) / j) /p)	—	1,772	1,280	—	439	23,416
Telefônica Infra, S.L	y)	—	—	446,317	—	—	—
FiBrasil Infraestrutura e Fibra Ótica	aa)	—	12,167	53,088	—	—	—
T. IoT Big Data Tech ESP	l) / z)	—	3,229	66,604	—	—	—
T. Cybercloud Tech Esp	z)	—	—	49,286	—	—	—
Outras		—	6,876	6,068	—	10,893	12,833
		66,682	67,136	626,269	47,313	105,341	38,975
Total		66,682	67,137	666,288	47,313	105,349	72,835

Current assets
Cash and cash equivalents (Note 3)		66,682	—	—	47,313	—	—
Trade accounts receivable (Note 5)		—	67,137	—	—	105,349	—
Other assets (Note 11)		—	—	301,427	—	—	72,340
Non-current assets
Other assets (Note 11)		—	—	364,861	—	—	495

		Balance Sheet - Liabilities
		12.31.21		12.31.20
		Trade accounts	Other	Trade accounts	Other
		payable and	liabilities and	payable and	liabilities and
Companies	Type of transaction	other payables	leases	other payables	leases
Parent Companies
SP Telecomunicações Participações	y)	—	26,855	—	27,599
Telefónica Latinoamerica Holding	l)	4,983	—	—	—
Telefónica	l) / m)	4,969	97,996	8,274	673
		9,952	124,851	8,274	28,272
Other Group companies
Media Networks Latin America S.A.C.	b)	—	—	5,660	—
Telefónica International Wholesale Services Brasil	f) / l) / k)	45,493	318	52,161	318
T.O2 Germany GMBH CO. OHG	k)	—	—	769	—
Telefónica Venezolana	k)	6,057	—	6,038	—
Telefónica Compras Electrónica	v)	33,215	—	32,187	—
Telefônica Digital España	o)	69,966	—	115,899	—
Telefônica Factoring do Brasil	s)	—	7,253	—	1,551
Telefónica Global Technology	e)	9,448	—	30,535	—
Telefónica International Wholesale Services II, S.L.	f) / k)	41,630	—	80,254	—
Telefônica Serviços de Ensino	r)	134	—	4,480	—
Telefónica Moviles Argentina	k)	1,486	—	757	—
Telefónica Moviles España	k)	—	—	1,283	—
Telefónica USA	f)	10,828	288	12,688	269
Telxius Cable Brasil	f) / l)	44,229	1,572	18,937	1,572
Telxius Torres Brasil	l) / x)	—	—	74,655	1,393,898
Terra Networks Mexico	h)	6,205	—	5,231	—
Telefónica Cyber Tech Brasil	aa)	59,886	37	15,131	—
Companhia AIX Participações	u)	—	70,845	—	78,236
T. IoT Big Data Tech ESP	o)	21,706	—	4,633	—
T. Cybercloud Tech Esp	o)	12,153	—	1,737	—
FiBrasil Infraestrutura e Fibra Ótica	aa)	54,619	3,267	—	—
Outras		15,740	275	18,030	223
		432,795	83,855	481,065	1,476,067
Total		442,747	208,706	489,339	1,504,339

Current liabilities
Trade accounts payable and other payables (Note 17)		442,747	—	489,339	—
Leases (Note 21)		—	25,801	—	346,291
Other liabilities (Note 23)		—	134,221	—	33,244
Non-current liabilities
Leases (Note 21)		—	45,044	—	1,124,217
Other liabilities (Note 23)		—	3,640	—	587

		Income statement
		2021			2020			2019
			Operating			Operating			Operating
			revenues			revenues			revenues
			(cost and	Financial		(cost and	Financial		(cost and	Financial
		Operating	other	income	Operating	other	income	Operating	other	income
Companies	Type of transaction	revenues	expenses)	(expenses)	revenues	expenses)	(expenses)	revenues	expenses)	(expenses)
Parent Companies
SP Telecomunicações Participações	d) / l) / p)	12	574	—	10	558	—	5	497	—
Telefónica Latinoamerica Holding	l)	—	5,925	(341)	—	19,181	7,217	—	18,309	851
Telefónica	l) / m)	—	(375,994)	(3,461)	—	(370,703)	(13,163)	—	(367,509)	(5,226)
		12	(369,495)	(3,802)	10	(350,964)	(5,946)	5	(348,703)	(4,375)
Other Group companies
Colombia Telecomunicaciones	k) / l)	—	—	—	110	306	118	111	321	(17)
Fundação Telefônica	t)	—	(9,704)	—	—	(9,998)	—	—	(11,971)	—
Telefónica International Wholesale Services Brasil	a) / d) / f) / k) / l) / p)	7,510	(108,094)	—	5,586	(105,384)	—	757	(104,105)	(54)
Media Networks Latin America S.A.C.	b)	—	(6,593)	(105)	—	(28,471)	(246)	—	(41,023)	(596)
Telefônica Serviços de Ensino	a) / d) / r)	348	(24,585)	—	877	(26,072)	—	1,085	(35,228)	—
T.O2 Germany GMBH CO. OHG	k)	—	—	—	32	3,565	823	(100)	489	1,845
Telefónica Compras Electrónica	v)	—	(38,911)	—	—	(33,919)	—	—	(30,814)	—
Telefônica Digital España	g) / l) / o)	—	(155,508)	(4,351)	366	(142,343)	(22,992)	299	(127,182)	(3,016)
Telefônica Factoring do Brasil	a) / d) / s)	1,882	254	(7,267)	7,674	252	(1,551)	2,418	239	(4,048)
Telefónica Global Technology	e)	—	(88,397)	(135)	—	(80,784)	(6,470)	—	(63,947)	388
Telefónica International Wholesale Services II, S.L.	a)/ f) / j) / k)	52,732	(72,781)	531	65,246	(88,730)	9,451	48,819	(75,693)	(4,128)
Telefónica Moviles Argentina	k)	765	(776)	75	2,152	1,340	200	4,030	(3,437)	90
Telefónica Moviles España	k)	—	—	—	554	949	(62)	410	(1,737)	545
Telefónica USA	f) / j)	343	(21,613)	(1,587)	—	(17,186)	(436)	38	(19,793)	1,700
Telxius Cable Brasil	a) / d) / f) / l) / p)	43,338	(235,371)	(7,381)	12,066	(314,327)	(30,251)	13,585	(252,436)	(7,415)
Telxius Torres Brasil	a) / d) / p) / x)	—	—	—	8,902	1,178	(69,137)	3,652	756	(24,144)
Terra Networks Mexico	h)	3,790	(4,796)	118	847	(8,428)	166	2,535	(5,639)	567
Telefónica Cyber Tech Brasil	d) / j) /p) / aa)	974	(120,364)	—	347	(15,544)	—	—	—	—
Companhia AIX Participações	a) / u)	—	—	(3,856)	28	—	(1,252)	38	(24,174)	—
Telefônica On The Spot Soluções Digitais Brasil	a) / d) / p) / w)	16,891	(1,650)	—	282	(5,795)	—	—	—	—
T. IoT Big Data Tech ESP	l) / o)	—	(76,218)	827	500	(4,838)	—	—	—	—
T. Cybercloud Tech Esp	o)	—	(19,842)	(229)	—	(1,811)	74	—	—	—
Telefônica Infra, S.L	a) / c) / d) / l) / p)	—	—	11,737	—	—	—	—	—	—
FiBrasil Infraestrutura e Fibra Ótica	aa)	39,018	(32,117)	973	—	—	—	—	—	—
Other		6,660	(14,895)	1,279	2,293	(5,351)	1,420	6,860	(58,763)	588
		174,251	(1,031,961)	(9,371)	107,862	(881,391)	(120,145)	84,537	(854,137)	(37,695)
Total		174,263	(1,401,456)	(13,173)	107,872	(1,232,355)	(126,091)	84,542	(1,202,840)	(42,070)